Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2014
Investments in equity investees [Abstract]
Schedule of Long-Term Cost and Equity Method Investments

	As of December 31,
	2013	2014
	RMB'000	RMB'000

JTEA Inc. (cost method)	—	15,303
Guangzhou Grape NetworkTechnology Co., Ltd. (equity method)	—	6,056
ShenZhen TianRen Hudong Technology Co., Ltd. (equity method)	—	3,860
Chengdu JuLe Technology Co., Ltd (equity method)	1,330	1,231
Beintoo China Limited (PRC) (equity method)	—	351
	1,330	26,801